Other Income (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other income
Interest and Other	$ 12,689,000	$ 15,557,000	$ 49,158,000	$ 26,486,000	$ 70,187,000	$ 48,202,000	$ 61,741,000
Total	27,147,000	24,496,000	73,102,000	47,759,000	123,250,000	57,910,000	61,741,000
Early termination fees			23,900,000
AeroTurbine
Other income
Revenue : Engines, airframes, parts and supplies	96,837,000	71,711,000	155,019,000	144,994,000
Cost of sales	(82,379,000)	(62,772,000)	(131,075,000)	(123,721,000)
Gross profit	$ 14,458,000	$ 8,939,000	$ 23,944,000	$ 21,273,000